Transactions with shareholders, related parties and affiliated entities - Summary of key personnel compensations (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries	S/ 22,180	S/ 22,295	S/ 18,880
Board of Directors' compensations	2,438	1,925	1,940
Total	S/ 24,618	S/ 24,220	S/ 20,820